FHLB Advances and Other Borrowings - Weighted Average Cost and Amount of Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Federal Home Loan Banks [Abstract]
Weighted average interest rate, including cash flow hedges, at end of year	1.79%	2.49%	2.66%
Weighted daily average interest rate, including cash flow hedges, during the year	2.03%	2.69%	2.62%
Daily average of FHLB advances during the year	$ 2,532,596	$ 2,533,890	$ 2,384,795
Maximum amount of FHLB advances at any month end	3,050,000	2,665,000	2,620,000
Interest expense during the year (including swap interest income and expense)	$ 51,445	$ 68,190	$ 62,452